Schedule H, Line 4i-Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
LONG-TERM SAVINGS PLAN
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)

	Shares or
	Principal	Fair
Description	Amount	Value
*Notes receivable from participants	Interest rates ranging from 4.25% to 9.50%, various maturity dates	$17,460,987